Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property, Plant and Equipment (Details)	Mar. 31, 2026
Leasehold Land and Buildings [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful lives (years)	30 years
Leasehold Land and Buildings [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful lives (years)	50 years
Plant and Machinery [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful lives (years)	5 years
Plant and Machinery [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful lives (years)	15 years
Furniture, Fixtures and Equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful lives (years)	4 years
Furniture, Fixtures and Equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful lives (years)	5 years
Motor Vehicles [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful lives (years)	3 years
Motor Vehicles [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful lives (years)	5 years
Leasehold improvements [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful lives (years)	2 years
Leasehold improvements [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful lives (years)	5 years